Borrowings - Remaining Contractual Maturity of the Agreement (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Borrowings
Securities sold under agreements to repurchase	$ 18,106	$ 15,701
U.S. government agencies
Borrowings
Securities sold under agreements to repurchase		15,701
State and municipal obligations
Borrowings
Securities sold under agreements to repurchase	18,106
Overnight and Continuous
Borrowings
Securities sold under agreements to repurchase	18,106	15,701
Overnight and Continuous | U.S. government agencies
Borrowings
Securities sold under agreements to repurchase		15,701
Overnight and Continuous | State and municipal obligations
Borrowings
Securities sold under agreements to repurchase	18,106
Up to 30 Days
Borrowings
Securities sold under agreements to repurchase	0	0
Up to 30 Days | U.S. government agencies
Borrowings
Securities sold under agreements to repurchase		0
Up to 30 Days | State and municipal obligations
Borrowings
Securities sold under agreements to repurchase	0
30-90 Days
Borrowings
Securities sold under agreements to repurchase	0	0
30-90 Days | U.S. government agencies
Borrowings
Securities sold under agreements to repurchase		0
30-90 Days | State and municipal obligations
Borrowings
Securities sold under agreements to repurchase	0
Greater than 90 Days
Borrowings
Securities sold under agreements to repurchase	0	0
Greater than 90 Days | U.S. government agencies
Borrowings
Securities sold under agreements to repurchase		$ 0
Greater than 90 Days | State and municipal obligations
Borrowings
Securities sold under agreements to repurchase	$ 0